Annual Fund Operating Expenses	Jul. 31, 2025
Putnam Retirement Advantage Plus 2050 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 26, 2029
Putnam Retirement Advantage Plus 2050 Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	2.36%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	1.69%	[5]
Putnam Retirement Advantage Plus 2050 Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	2.02%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	1.35%	[5]
Putnam Retirement Advantage Plus 2050 Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.36%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.69%	[5]
Putnam Retirement Advantage Plus 2050 Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.26%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.59%	[5]
Putnam Retirement Advantage Plus 2050 Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.61%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.94%	[5]
Putnam Retirement Advantage Plus 2050 Fund | Class R4 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.51%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.84%	[5]
Putnam Retirement Advantage Plus 2050 Fund | Class R5 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.37%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.70%	[5]
Putnam Retirement Advantage Plus 2050 Fund | Class R3 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.76%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	1.09%	[5]
Putnam Retirement Advantage Plus 2045 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 26, 2029
Putnam Retirement Advantage Plus 2045 Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	2.36%	[3]
Fee Waiver or Reimbursement	(0.68%)	[4]
Net Expenses (as a percentage of Assets)	1.68%	[5]
Putnam Retirement Advantage Plus 2045 Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.61%	[3]
Fee Waiver or Reimbursement	(0.68%)	[4]
Net Expenses (as a percentage of Assets)	0.93%	[5]
Putnam Retirement Advantage Plus 2045 Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	2.01%	[3]
Fee Waiver or Reimbursement	(0.68%)	[4]
Net Expenses (as a percentage of Assets)	1.33%	[5]
Putnam Retirement Advantage Plus 2045 Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.36%	[3]
Fee Waiver or Reimbursement	(0.68%)	[4]
Net Expenses (as a percentage of Assets)	0.68%	[5]
Putnam Retirement Advantage Plus 2045 Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.26%	[3]
Fee Waiver or Reimbursement	(0.68%)	[4]
Net Expenses (as a percentage of Assets)	0.58%	[5]
Putnam Retirement Advantage Plus 2045 Fund | Class R4 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.51%	[3]
Fee Waiver or Reimbursement	(0.68%)	[4]
Net Expenses (as a percentage of Assets)	0.83%	[5]
Putnam Retirement Advantage Plus 2045 Fund | Class R3 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.76%	[3]
Fee Waiver or Reimbursement	(0.68%)	[4]
Net Expenses (as a percentage of Assets)	1.08%	[5]
Putnam Retirement Advantage Plus 2045 Fund | Class R5 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.36%	[3]
Fee Waiver or Reimbursement	(0.68%)	[4]
Net Expenses (as a percentage of Assets)	0.68%	[5]
Putnam Retirement Advantage Plus 2040 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 26, 2029
Putnam Retirement Advantage Plus 2040 Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.70%	[2]
Expenses (as a percentage of Assets)	2.36%	[3]
Fee Waiver or Reimbursement	(0.70%)	[4]
Net Expenses (as a percentage of Assets)	1.66%	[5]
Putnam Retirement Advantage Plus 2040 Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.70%	[2]
Expenses (as a percentage of Assets)	2.00%	[3]
Fee Waiver or Reimbursement	(0.70%)	[4]
Net Expenses (as a percentage of Assets)	1.30%	[5]
Putnam Retirement Advantage Plus 2040 Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.70%	[2]
Expenses (as a percentage of Assets)	1.36%	[3]
Fee Waiver or Reimbursement	(0.70%)	[4]
Net Expenses (as a percentage of Assets)	0.66%	[5]
Putnam Retirement Advantage Plus 2040 Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.70%	[2]
Expenses (as a percentage of Assets)	1.26%	[3]
Fee Waiver or Reimbursement	(0.70%)	[4]
Net Expenses (as a percentage of Assets)	0.56%	[5]
Putnam Retirement Advantage Plus 2040 Fund | Class R4 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.70%	[2]
Expenses (as a percentage of Assets)	1.51%	[3]
Fee Waiver or Reimbursement	(0.70%)	[4]
Net Expenses (as a percentage of Assets)	0.81%	[5]
Putnam Retirement Advantage Plus 2040 Fund | Class R3 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.70%	[2]
Expenses (as a percentage of Assets)	1.76%	[3]
Fee Waiver or Reimbursement	(0.70%)	[4]
Net Expenses (as a percentage of Assets)	1.06%	[5]
Putnam Retirement Advantage Plus 2040 Fund | Class R5 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.70%	[2]
Expenses (as a percentage of Assets)	1.36%	[3]
Fee Waiver or Reimbursement	(0.70%)	[4]
Net Expenses (as a percentage of Assets)	0.66%	[5]
Putnam Retirement Advantage Plus 2040 Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.70%	[2]
Expenses (as a percentage of Assets)	1.61%	[3]
Fee Waiver or Reimbursement	(0.70%)	[4]
Net Expenses (as a percentage of Assets)	0.91%	[5]
Putnam Retirement Advantage Plus 2035 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 26, 2029
Putnam Retirement Advantage Plus 2035 Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	2.34%
Fee Waiver or Reimbursement	(0.69%)	[2]
Net Expenses (as a percentage of Assets)	1.65%
Putnam Retirement Advantage Plus 2035 Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.69%)	[2]
Net Expenses (as a percentage of Assets)	1.30%
Putnam Retirement Advantage Plus 2035 Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.69%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
Putnam Retirement Advantage Plus 2035 Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.69%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
Putnam Retirement Advantage Plus 2035 Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.69%)	[2]
Net Expenses (as a percentage of Assets)	0.55%
Putnam Retirement Advantage Plus 2035 Fund | Class R4 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.69%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
Putnam Retirement Advantage Plus 2035 Fund | Class R5 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.69%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
Putnam Retirement Advantage Plus 2035 Fund | Class R3 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	(0.69%)	[2]
Net Expenses (as a percentage of Assets)	1.05%
Putnam Retirement Advantage Plus 2030 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 26, 2029
Putnam Retirement Advantage Plus 2030 Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	2.30%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	1.63%	[5]
Putnam Retirement Advantage Plus 2030 Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.95%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	1.28%	[5]
Putnam Retirement Advantage Plus 2030 Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.30%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.63%	[5]
Putnam Retirement Advantage Plus 2030 Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.20%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.53%	[5]
Putnam Retirement Advantage Plus 2030 Fund | Class R3 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.70%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	1.03%	[5]
Putnam Retirement Advantage Plus 2030 Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.55%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.88%	[5]
Putnam Retirement Advantage Plus 2030 Fund | Class R4 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.45%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.78%	[5]
Putnam Retirement Advantage Plus 2030 Fund | Class R5 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.67%	[2]
Expenses (as a percentage of Assets)	1.30%	[3]
Fee Waiver or Reimbursement	(0.67%)	[4]
Net Expenses (as a percentage of Assets)	0.63%	[5]
Putnam Retirement Advantage Plus Maturity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 26, 2029
Putnam Retirement Advantage Plus Maturity Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%	[6]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	2.23%	[3]
Fee Waiver or Reimbursement	(0.56%)	[4]
Net Expenses (as a percentage of Assets)	1.67%	[5]
Putnam Retirement Advantage Plus Maturity Fund | Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.37%	[6]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.89%	[3]
Fee Waiver or Reimbursement	(0.56%)	[4]
Net Expenses (as a percentage of Assets)	1.33%	[5]
Putnam Retirement Advantage Plus Maturity Fund | Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[6]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.24%	[3]
Fee Waiver or Reimbursement	(0.56%)	[4]
Net Expenses (as a percentage of Assets)	0.68%	[5]
Putnam Retirement Advantage Plus Maturity Fund | Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[6]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.14%	[3]
Fee Waiver or Reimbursement	(0.56%)	[4]
Net Expenses (as a percentage of Assets)	0.58%	[5]
Putnam Retirement Advantage Plus Maturity Fund | Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[6]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.49%	[3]
Fee Waiver or Reimbursement	(0.56%)	[4]
Net Expenses (as a percentage of Assets)	0.93%	[5]
Putnam Retirement Advantage Plus Maturity Fund | Class R3 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%	[6]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.63%	[3]
Fee Waiver or Reimbursement	(0.56%)	[4]
Net Expenses (as a percentage of Assets)	1.07%	[5]
Putnam Retirement Advantage Plus Maturity Fund | Class R4 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[6]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.38%	[3]
Fee Waiver or Reimbursement	(0.56%)	[4]
Net Expenses (as a percentage of Assets)	0.82%	[5]
Putnam Retirement Advantage Plus Maturity Fund | Class R5 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[6]
Acquired Fund Fees and Expenses	0.56%	[2]
Expenses (as a percentage of Assets)	1.24%	[3]
Fee Waiver or Reimbursement	(0.56%)	[4]
Net Expenses (as a percentage of Assets)	0.68%	[5]

[1]	Management fees have been restated to reflect the reduced management fee rate that took effect under the fund’s management agreement effective October 1, 2025 based on the number of years remaining until the date referenced in the fund’s name. Consequently, the fund’s total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the fund’s financial highlights.
[2]	Estimated amounts for current fiscal year. Actual expenses may differ from estimates.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[4]	The Investment Manager (as defined below) has contractually agreed to (1) waive fees and/or reimburse expenses in an amount equal to the fund’s “acquired fund fees and expenses” and (2) waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plan, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), acquired fund fees and expenses and extraordinary expenses) so that, effective February 27, 2026, the total annual fund operating expenses for class A, C, R, R3, R4, R5, R6 and Y shares will not exceed 0.70%, 0.70%, 0.85%, 0.85%, 0.85%, 0.70%, 0.60% and 0.70%, respectively, of the fund’s average net assets. These obligations may not be modified or discontinued prior to February 26, 2029, without approval of the Board of Trustees.
[5]	Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
[6]	Other expenses have been restated to reflect current expenses.